International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Other investments	$ 254,413	$ 318,427
Notes loans	7,432,695	6,834,668
Goodwill	282,532	282,532
Other assets	162,079	200,121
Total assets	14,029,467	12,112,894
Liabilities:
Junior subordinated deferrable interest debentures	134,642	134,642
Other liabilities	130,492	171,118
Total liabilities	11,851,469	9,994,841
Shareholders' equity:
Common shares	96,241	96,215
Surplus	149,334	148,075
Retained earnings	2,289,626	2,200,568
Accumulated other comprehensive income (loss)	20,825	2,345
Total shareholders' equity before treasury stock	2,556,026	2,447,203
Less cost of shares in treasury	(378,028)	(329,150)
Total shareholders' equity	2,177,998	2,118,053	$ 1,939,582	$ 1,838,980
Total liabilities and shareholders' equity	14,029,467	12,112,894
Parent Company [Member] | Reportable Legal Entities
ASSETS
Cash	66,252	24,290
Other investments	77,661	106,284
Notes loans	11,950	12,100
Investment in subsidiaries	2,167,516	2,120,391
Goodwill	3,365	3,365
Other assets		264
Total assets	2,326,744	2,266,694
Liabilities:
Junior subordinated deferrable interest debentures	134,642	134,642
Due to IBC Trading	21	21
Other liabilities	14,083	13,978
Total liabilities	148,746	148,641
Shareholders' equity:
Common shares	96,241	96,215
Surplus	149,334	148,075
Retained earnings	2,289,626	2,200,568
Accumulated other comprehensive income (loss)	20,825	2,345
Total shareholders' equity before treasury stock	2,556,026	2,447,203
Less cost of shares in treasury	(378,028)	(329,150)
Total shareholders' equity	2,177,998	2,118,053
Total liabilities and shareholders' equity	$ 2,326,744	$ 2,266,694